CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value
Common stock, authorized	2,000,000	2,000,000
Common stock, issued	876,808	864,976
Common stock, outstanding	876,394	864,976
Treasury stock, shares	414
Series A Preferred stock, fixed rate cumulative perpetual
Preferred stock, no par
Preferred stock, shares issued		4,000
Preferred stock, liquidation value		$ 1,000
Series B Preferred stock, fixed rate cumulative perpetual
Preferred stock, no par
Preferred stock, shares issued		200
Preferred stock, liquidation value		1,000
Series C Preferred stock, senior non-cumulative perpetual
Preferred stock, no par
Preferred stock, shares issued	9,000
Preferred stock, outstanding	9,000
Preferred stock, liquidation value	$ 1,000